UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21162 and 811-09739

Name of Fund: BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 06/30/2009

Item 1 – Schedule of Investments

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value

US Treasury STRIPS*, 3.81%, 2/15/10	$49,997	$49,898,272

Total US Treasury Obligations (Cost - $49,518,039) - 91.8%		49,898,272

Mutual Fund

Master Large Cap Core Portfolio of Master Large Cap Series LLC		4,566,909

Total Mutual Fund (Cost - $14,942,500) - 8.4%		4,566,909

Total Investments (Cost - $64,460,539) - 100.2%		54,465,181
Liabilities in Excess of Other Assets - (0.2)%		(85,562)

Net Assets - 100.0%		$54,379,619

*	Separately Traded Registered Interest and Principal of Securities (STRIPS).

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$54,465,181
Level 3	—

Total	$54,465,181

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Consumer Discretionary - 18.1%

Diversified Consumer Services - 1.2%	H&R Block, Inc.	2,210,000	$38,078,300

Hotels, Restaurants & Leisure - 2.2%	Brinker International, Inc.	1,940,000	33,038,200
	Darden Restaurants, Inc.	910,000	30,011,800
	Panera Bread Co. Class A (a)(b)	180,000	8,974,800

			72,024,800

Household Durables - 2.3%	D.R. Horton, Inc.	2,730,000	25,552,800
	KB Home (b)	650,000	8,892,000
	Leggett & Platt, Inc.	370,000	5,635,100
	Lennar Corp. Class A	3,080,000	29,845,200
	MDC Holdings, Inc.	190,000	5,720,900

			75,646,000

Multiline Retail - 4.2%	Big Lots, Inc. (a)(b)	1,590,000	33,437,700
	Dollar Tree, Inc. (a)	810,000	34,101,000
	Family Dollar Stores, Inc.	1,190,000	33,677,000
	Sears Holdings Corp. (a)(b)	550,000	36,586,000

			137,801,700

Specialty Retail - 7.9%	Advance Auto Parts, Inc.	440,000	18,255,600
	AutoNation, Inc. (a)(b)	880,000	15,268,000
	AutoZone, Inc. (a)(b)	230,000	34,755,300
	Foot Locker, Inc.	1,910,000	19,997,700
	The Gap, Inc.	2,250,000	36,900,000
	Limited Brands, Inc.	1,190,000	14,244,300
	PetSmart, Inc.	410,000	8,798,600
	RadioShack Corp.	2,290,000	31,968,400
	Ross Stores, Inc.	910,000	35,126,000
	The Sherwin-Williams Co.	150,000	8,062,500
	TJX Cos., Inc.	1,200,000	37,752,000

			261,128,400

Textiles, Apparel & Luxury Goods - 0.3%	Coach, Inc.	230,000	6,182,400
	Polo Ralph Lauren Corp.	70,000	3,747,800

			9,930,200

	Total Consumer Discretionary		594,609,400

Consumer Staples - 9.7%

Beverages - 1.9%	The Coca-Cola Co.	180,000	8,638,200
	Coca-Cola Enterprises, Inc.	1,990,000	33,133,500
	Hansen Natural Corp. (a)(b)	500,000	15,410,000
	Pepsi Bottling Group, Inc.	170,000	5,752,800

			62,934,500

Food & Staples Retailing - 1.2%	BJ’s Wholesale Club, Inc. (a)	1,020,000	32,874,600
	Wal-Mart Stores, Inc.	130,000	6,297,200

			39,171,800

Food Products - 2.0%	Archer-Daniels-Midland Co.	1,480,000	39,619,600
	ConAgra Foods, Inc.	1,070,000	20,394,200
	Dean Foods Co. (a)	320,000	6,140,800

			66,154,600

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Household Products - 0.7%	The Procter & Gamble Co.	470,000	$24,017,000

Personal Products - 1.1%	Herbalife Ltd.	1,090,000	34,378,600

Tobacco - 2.8%	Philip Morris International, Inc.	1,480,000	64,557,600
	Reynolds American, Inc.	740,000	28,578,800

			93,136,400

	Total Consumer Staples		319,792,900

Energy - 12.2%

Energy Equipment & Services - 2.5%	Diamond Offshore Drilling, Inc. (b)	200,000	16,610,000
	ENSCO International, Inc.	990,000	34,521,300
	Tidewater, Inc.	730,000	31,295,100

			82,426,400

Independent Power Producers & Energy Traders - 0.3%	NRG Energy, Inc. (a)	320,000	8,307,200

Oil, Gas & Consumable Fuels - 9.4%	Anadarko Petroleum Corp.	900,000	40,851,000
	Chevron Corp.	270,000	17,887,500
	ConocoPhillips	530,000	22,291,800
	Exxon Mobil Corp.	1,360,000	95,077,600
	Frontier Oil Corp.	310,000	4,064,100
	Marathon Oil Corp.	1,380,000	41,579,400
	Murphy Oil Corp.	620,000	33,678,400
	Pioneer Natural Resources Co.	300,000	7,650,000
	Tesoro Corp.	2,650,000	33,734,500
	Valero Energy Corp.	730,000	12,329,700

			309,144,000

	Total Energy		399,877,600

Financials - 6.1%

Capital Markets - 1.8%	The Goldman Sachs Group, Inc.	410,000	60,450,400

Commercial Banks - 0.3%	Wells Fargo & Co.	440,000	10,674,400

Diversified Financial Services - 0.5%	JPMorgan Chase & Co.	500,000	17,055,000

Insurance - 3.5%	Chubb Corp.	940,000	37,487,200
	HCC Insurance Holdings, Inc.	560,000	13,445,600
	PartnerRe Ltd.	510,000	33,124,500
	UnumProvident Corp.	1,900,000	30,134,000

			114,191,300

	Total Financials		202,371,100

Health Care - 22.8%

Biotechnology - 2.6%	Amgen, Inc. (a)	990,000	52,410,600
	Biogen Idec, Inc. (a)	760,000	34,314,000

			86,724,600

Health Care Equipment & Supplies - 0.2%	Kinetic Concepts, Inc. (a)	250,000	6,812,500

Health Care Providers & Services - 10.4%	Aetna, Inc.	1,420,000	35,571,000
	AmerisourceBergen Corp.	1,930,000	34,238,200
	Community Health Systems, Inc. (a)	870,000	21,967,500
	Express Scripts, Inc. (a)	490,000	33,687,500
	Health Management Associates, Inc. Class A (a)	340,000	1,679,600

Master Large Cap Core of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Humana, Inc. (a)	1,140,000	$36,776,400
	LifePoint Hospitals, Inc. (a)	380,000	9,975,000
	Lincare Holdings, Inc. (a)	1,340,000	31,516,800
	Omnicare, Inc.	603,774	15,553,218
	Quest Diagnostics, Inc.	650,000	36,679,500
	UnitedHealth Group, Inc.	1,770,000	44,214,600
	WellPoint, Inc. (a)	830,000	42,238,700

			344,098,018

Life Sciences Tools & Services - 1.5%	Millipore Corp. (a)	290,000	20,360,900
	Waters Corp. (a)	550,000	28,308,500

			48,669,400

Pharmaceuticals - 8.1%	Endo Pharmaceuticals Holdings, Inc. (a)	350,000	6,272,000
	Forest Laboratories, Inc. (a)	1,390,000	34,902,900
	Johnson & Johnson	1,590,000	90,312,000
	Mylan, Inc. (a)(b)	860,000	11,223,000
	Pfizer, Inc.	4,540,000	68,100,000
	Sepracor, Inc. (a)	1,580,000	27,365,600
	Watson Pharmaceuticals, Inc. (a)	870,000	29,310,300

			267,485,800

	Total Health Care		753,790,318

Industrials - 8.0%

Aerospace & Defense - 5.8%	Alliant Techsystems, Inc. (a)	340,000	28,002,400
	Goodrich Corp.	380,000	18,988,600
	L-3 Communications Holdings, Inc.	470,000	32,608,600
	Lockheed Martin Corp.	510,000	41,131,500
	Northrop Grumman Corp.	720,000	32,889,600
	Raytheon Co.	890,000	39,542,700

			193,163,400

Commercial Services & Supplies - 0.0%	The Brink’s Co.	50,000	1,451,500

Construction & Engineering - 1.1%	URS Corp. (a)	730,000	36,149,600

Industrial Conglomerates - 0.5%	General Electric Co.	1,310,000	15,353,200

Machinery - 0.2%	Illinois Tool Works, Inc.	150,000	5,601,000

Professional Services - 0.4%	Manpower, Inc.	350,000	14,819,000

	Total Industrials		266,537,700

Information Technology - 16.8%

Communications Equipment - 1.3%	Cisco Systems, Inc. (a)	570,000	10,624,800
	F5 Networks, Inc. (a)	950,000	32,860,500
	Nortel Networks Corp. (a)	35,748	1,559

			43,486,859

Computers & Peripherals - 6.0%	Apple, Inc. (a)	90,000	12,818,700
	EMC Corp. (a)	1,260,000	16,506,000
	International Business Machines Corp.	790,000	82,491,800
	Lexmark International, Inc. Class A (a)	1,330,000	21,080,500
	QLogic Corp. (a)	2,280,000	28,910,400
	Western Digital Corp. (a)	1,310,000	34,715,000

			196,522,400

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Electronic Equipment, Instruments & Components - 0.3%	Ingram Micro, Inc. Class A (a)	600,000	$10,500,000

IT Services - 4.5%	Accenture Ltd. Class A	1,230,000	41,155,800
	Affiliated Computer Services, Inc. Class A (a)	340,000	15,102,800
	Computer Sciences Corp. (a)	830,000	36,769,000
	Hewitt Associates, Inc. Class A (a)	930,000	27,695,400
	SAIC, Inc. (a)	280,000	5,194,000
	The Western Union Co.	1,400,000	22,960,000

			148,877,000

Internet Software & Services - 0.4%	Google, Inc. Class A (a)	10,000	4,215,900
	Sohu.com, Inc. (a)(b)	160,000	10,052,800

			14,268,700

Semiconductors & Semiconductor Equipment - 1.2%	Cree, Inc. (a)(b)	310,000	9,110,900
	Novellus Systems, Inc. (a)	1,760,000	29,392,000

			38,502,900

Software - 3.1%	BMC Software, Inc. (a)	220,000	7,433,800
	CA, Inc.	1,580,000	27,539,400
	Compuware Corp. (a)	1,200,000	8,232,000
	Microsoft Corp.	1,410,000	33,515,700
	Synopsys, Inc. (a)	1,350,000	26,338,500

			103,059,400

	Total Information Technology		555,217,259

Materials - 1.4%

Chemicals - 0.3%	Lubrizol Corp.	80,000	3,784,800
	Ashland, Inc.	250,000	7,012,500

			10,797,300

Containers & Packaging - 1.1%	Pactiv Corp. (a)	1,680,000	36,456,000

	Total Materials		47,253,300

Telecommunication Services - 3.7%

Diversified Telecommunication Services - 3.7%	AT&T Inc.	1,040,000	25,833,600
	Qwest Communications International Inc.	8,850,000	36,727,500
	Verizon Communications, Inc.	1,980,000	60,845,400

	Total Telecommunication Services		123,406,500

Utilities - 1.2%

Independent Power Producers & Energy Traders - 0.3%	The AES Corp. (a)	880,000	10,216,800

Multi-Utilities - 0.9%	CMS Energy Corp.	2,380,000	28,750,400

	Total Utilities		38,967,200

	Total Long-Term Investments (Cost - $3,167,485,490) - 100.0%		3,301,823,277

	Short-Term Securities	Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.55% (c)(d)(e)	$196,433	196,433,050

	Total Short-Term Securities (Cost - $196,433,050) - 5.9%		196,433,050

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)

Value

Total Investments (Cost - $3,363,918,540*) - 105.9%	$3,498,256,327
Liabilities in Excess of Other Assets - (5.9)%	(194,628,143)

Net Assets - 100.0%	$3,303,628,184

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,423,444,413

Gross unrealized appreciation	293,590,400
Gross unrealized depreciation	(218,778,486)

Net unrealized appreciation	$74,811,914

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	—	$725
BlackRock Liquidity Series, LLC Money Market Series	$184,844,650	$690,811

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

Master Large Cap Core Portfolio of Master Large Cap Series LLC

Schedule of Investments June 30, 2009 (Unaudited)

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Long-Term Investments[1]	$3,301,823,277
Level 2 - Short-Term Securities	196,433,050
Level 3	—

Total	$3,498,256,327

1 See above Schedule of Investments for values in each sector excluding the security type in Level 2 within the table.

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers or persons performing similar functions have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: August 21, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: August 21, 2009